Offerings - Offering: 1	Jul. 21, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	56,020,287
Proposed Maximum Offering Price per Unit	0.73
Maximum Aggregate Offering Price	$ 40,894,809.51
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,647.57
Offering Note	The amount of shares registered represents an aggregate of 56,020,287 shares of CalciMedica, Inc. common stock, par value $0.0001 per share ("common stock"), which consists of (i) 14,938,370 shares of common stock, (ii) 3,735,059 shares of common stock issuable upon the exercise of pre-funded warrants (the "Pre-Funded Warrants") to purchase shares of common stock, (iii) 18,673,429 shares of common stock issuable upon the exercise of Series A common warrants to purchase shares of common stock (or Pre-Funded Warrants in lieu thereof and, in such case, shares of common stock issuable upon exercise of such Pre-Funded Warrants); and (iv) 18,673,429 shares of common stock issuable upon the exercise of Series B common warrants to purchase shares of common stock (or Pre-Funded Warrants in lieu thereof and, in such case, shares of common stock issuable upon exercise of such Pre-Funded Warrants), all of which were or will be issued by the Registrant in a private placement transaction to the selling stockholders named in the prospectus that forms a part of this registration statement (this "Registration Statement"). Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers any additional number of shares of common stock as may be issuable as a result of stock splits, stock dividends, or other distribution, recapitalization or similar events with respect to the shares of common stock being registered pursuant to this Registration Statement. The proposed maximum offering price per share has been estimated in accordance with Rule 457(c) under the Securities Act solely for purposes of calculating the registration fee. The proposed maximum offering price per unit and the maximum aggregate offering price are based on the average of the high and low sale price of common stock, as reported on the Nasdaq Capital Market on July 20, 2026, which date is within five business days prior to filing this Registration Statement.